Property, Plant and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 112,840		$ 62,724
Less: accumulated depreciation	(12,834)		(8,374)
Property, plant and equipment, net	100,006		54,350
Depreciation expense	4,276	$ 2,739
Depreciation and amortization - Proppant system rental	3,748	2,418
Depreciation and amortization - Proppant system services	283	111
Capitalized depreciation in property, plant and equipment	492	$ 515
Proppant systems and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	89,011		51,899
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,269		3,916
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	78		7
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,552		829
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,323		1,235
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,237		3,008
Proppant systems in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,999		1,252
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 578		578
Solaris LLC
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			62,724	$ 50,754
Less: accumulated depreciation			(8,374)	(3,908)
Property, plant and equipment, net			54,350	46,846
Depreciation expense			3,792	2,395
Depreciation and amortization - Proppant system rental			3,352	2,000
Depreciation and amortization - Proppant system services			160	119
Depreciation and amortization - Proppant system sale				0
Depreciation - Selling, general and administrative			280	276
Capitalized depreciation in property, plant and equipment			674	539
Solaris LLC | Proppant systems and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			51,899	39,233
Solaris LLC | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			3,916	3,209
Solaris LLC | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			7	7
Solaris LLC | Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			829	490
Solaris LLC | Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			1,235	1,032
Solaris LLC | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			3,008	2,488
Solaris LLC | Proppant systems in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			1,252	3,730
Solaris LLC | Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			$ 578	$ 565